RELATED PARTY TRANSACTIONS (Details) - Joint Ventures and Associates - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017 [1]
RELATED PARTY TRANSACTIONS (Details) - Joint Ventures and Associates [Line Items]
Loans and advances to customers	£ 494,988	£ 484,858
Balances on term deposits from customers	5	2
Assets	833,893	797,598
Liabilities	786,087	747,399
Profit (loss)	3,006	4,506	[1]	£ 3,999
Cash flows from (used in) financing activities	(6,559)	(4,301)
Interest income	16,861	16,349	[1]	£ 16,006
Outstanding [Member]
RELATED PARTY TRANSACTIONS (Details) - Joint Ventures and Associates [Line Items]
Loans and advances to customers	75	57
Scottish Widows Schroder Wealth Holdings Limited [member]
RELATED PARTY TRANSACTIONS (Details) - Joint Ventures and Associates [Line Items]
Assets under Management, Carrying Amount	12,000
Associates [member]
RELATED PARTY TRANSACTIONS (Details) - Joint Ventures and Associates [Line Items]
Assets	4,761	4,091
Liabilities	5,322	4,616
Turnover	4,286	4,522
Profit (loss)	190	(125)
Cash flows from (used in) financing activities	1,266	1,141
Interest income	£ 86	£ 49

[1]	Restated, see note 1.